SHARE-BASED COMPENSATION - Non-vested Share Option Activity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Share-Based Compensation
Non-vested at the beginning of the period (in shares)	2,708,243	2,708,243
Granted (in shares)	1,157,400	1,157,400
Vested (in shares)	(1,035,577)	(1,035,577)
Forfeited (in shares)	(334,720)	(334,720)
Non-vested at the end of the period (in shares)	2,495,346	2,495,346	2,708,243
Expected to vest at the end of the period (in shares)	2,262,244
Weighted average grant-date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 11.02
Granted (in dollars or CNY per share) | (per share)	9.63	¥ 66.87	¥ 68.90	¥ 71.93
Vested (in dollars per share) | $ / shares	11.01
Forfeited (in dollars per share) | $ / shares	11.09
Non-vested at the end of the period (in dollars per share) | $ / shares	10.37
Expected to vest at the end of the period (in dollars per share) | $ / shares	$ 10.37
Capitalized share-based compensation costs | ¥		¥ 0	¥ 0	¥ 0
Share-based compensation	$ 12,397	86,070	85,945	81,380
Fair value of share options vested	$ 11,398	¥ 79,139	¥ 84,594	¥ 82,267